Related-Party Transactions	12 Months Ended
Dec. 31, 2016
Related-Party Transactions
(16)	Related-Party Transactions

(a)	Real Estate

The Company subleases office space from Allianz Global Corporate and Specialty. In connection with this agreement, the Company incurred rent expense of $27, $27, and $32 in 2016, 2015, and 2014, respectively, which is included in General and administrative expenses in the Statements of Operations.

(b)	Service Fees

The Company incurred fees for services provided by Allianz Life of $10,135, $9,437, and $8,368 in 2016, 2015, and 2014, respectively. The Company’s liability for these fees was $1,086 and $839 as of December 31, 2016 and 2015, respectively, and is included in Other liabilities on the Balance Sheets.

The Company incurred fees for services provided by affiliated companies of $491, $272, and $212 in 2016, 2015, and 2014, respectively. The Company’s liability for these charges was $40 and $22 as of December 31, 2016 and 2015, respectively, and is included in Other liabilities on the Balance Sheets.

The Company has an agreement with Allianz Investment Management LLC which has subsequent agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company’s separate accounts to holders of the Company’s variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contractholders was $1,097, $1,115, and $1,182 during 2016, 2015, and 2014, respectively, which is included in Fee, commission and other revenue in the Statements of Operations. At December 31, 2016 and 2015, $176 and $181, respectively, was included for these fees in Receivables on the Balance Sheets.

The Company has incurred commission expense related to the distribution of variable annuity products from Allianz Life Financial Services, LLC, (ALFS) an affiliated company, in the amount of $21,607, $23,410, and $24,771 for the years ended December 31, 2016, 2015, and 2014, respectively. At December 31, 2016 and 2015, $1,747 and $1,771, respectively, was included for the expense in Other liabilities on the Balance Sheets.

The Company has an agreement with ALFS, whereby 12b-1 fees are assigned to the Company and Allianz Life. The Company has also agreed with Allianz Life to share in reimbursing ALFS for the excess of ALFS expenses over revenues, exclusive of trading gains (losses). In the event that revenues exceed expenses, ALFS records a reimbursement to the Company and Allianz Life. The Company recorded revenue from this agreement of $4,264, $4,332, and $3,860 for the years ended December 31, 2016, 2015, and 2014, respectively. The Company recorded expenses related to this agreement of $4,348, $4,198, and $1,454, for the years ended December 31, 2016, 2015, and 2014, respectively.

(c)	Line of Credit Agreement

The Company has a line of credit agreement with its parent, Allianz Life, to provide liquidity, as needed. As of December 31, 2016 and 2015, there are no amounts outstanding under the line of credit agreement and no amounts have been borrowed during the years ended December 31, 2016 and 2015.